Segment Information	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The Company operates and reports its results in two separate business segments, the Specialty Products & Technologies and Equipment & Consumables segments. When determining the reportable segments, the Company aggregated operating segments based on their similar economic and operating characteristics. Operating profit represents total revenues less operating expenses, excluding nonoperating income (expense) and income taxes. Operating profit amounts in the Other segment consist of unallocated corporate costs and other costs not considered part of management’s evaluation of reportable segment operating performance. Intersegment amounts are not significant and are eliminated to arrive at combined totals.
Segment results are shown below ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Sales:
Specialty Products & Technologies	$1,013.9	$1,022.6
Equipment & Consumables	1,017.2	1,062.9
Total	$2,031.1	$2,085.5

Operating profit:
Specialty Products & Technologies	$175.2	$186.7
Equipment & Consumables	48.1	63.8
Other	(23.8)	(19.7)
Total	$199.5	$230.8
Segment identifiable assets are shown below ($ in millions):

	September 27, 2019	December 31, 2018
Specialty Products & Technologies	$3,665.2	$3,539.1
Equipment & Consumables	2,219.9	2,294.1
Other	233.3	8.4
Total	$6,118.4	$5,841.6

SEGMENT INFORMATION
The Company operates and reports its results in two separate business segments, the Specialty Products & Technologies and Equipment & Consumables segments. When determining the reportable segments, the Company aggregated operating segments based on their similar economic and operating characteristics. Operating profit represents total revenues less operating expenses, excluding nonoperating income (expense) and income taxes. Operating profit amounts in the Other segment consist of unallocated corporate costs and other costs not considered part of management’s evaluation of reportable segment operating performance. The identifiable assets by segment are those used in each segment’s operations. Inter-segment amounts are not significant and are eliminated to arrive at combined totals.
Detailed segment data as of and for the years ended December 31 is as follows ($ in millions):

	2018	2017	2016
Sales:
Specialty Products & Technologies	$1,369.8	$1,310.6	$1,247.0
Equipment & Consumables	1,474.7	1,500.3	1,538.4
Total	$2,844.5	$2,810.9	$2,785.4

Operating profit:
Specialty Products & Technologies	$241.3	$246.0	$226.0
Equipment & Consumables	120.5	152.9	201.2
Other	(63.4)	(12.3)	(24.4)
Total	$298.4	$386.6	$402.8

Identifiable assets:
Specialty Products & Technologies	$3,539.1	$3,598.6	$3,430.8
Equipment & Consumables	2,294.1	2,388.7	2,290.8
Other	8.4	5.5	5.7
Total	$5,841.6	$5,992.8	$5,727.3

Depreciation and amortization:
Specialty Products & Technologies	$76.9	$71.8	$74.9
Equipment & Consumables	51.9	48.6	50.7
Other	1.2	1.0	1.6
Total	$130.0	$121.4	$127.2

Capital expenditures, gross:
Specialty Products & Technologies	$42.2	$30.3	$19.1
Equipment & Consumables	26.9	17.7	28.9
Other	3.1	0.9	1.1
Total	$72.2	$48.9	$49.1

Operations in Geographical Areas:

	Year Ended December 31
($ in millions)	2018	2017	2016
Sales:
United States	$1,240.5	$1,253.0	$1,292.0
China	187.9	155.2	130.8
Germany	164.7	166.1	167.6
All other (each country individually less than 5% of total sales)	1,251.4	1,236.6	1,195.0
Total	$2,844.5	$2,810.9	$2,785.4

Property, plant and equipment, net:
United States	$144.1	$118.0	$103.9
Germany	29.1	31.5	31.5
Sweden	20.0	11.7	4.2
Switzerland	15.9	16.4	14.8
All other (each country individually less than 5% of total long-lived assets)	52.5	53.6	63.6
Total	$261.6	$231.2	$218.0

Sales by Major Product Group:

	Year Ended December 31
($ in millions)	2018	2017	2016
Consumables	$1,914.8	$1,864.7	$1,849.0
Equipment	929.7	946.2	936.4
Total	$2,844.5	$2,810.9	$2,785.4